DEFERRED TAX	12 Months Ended
Dec. 31, 2020
DEFERRED TAX
DEFERRED TAX

11    DEFERRED TAX

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current income tax assets against current income tax liabilities  and  when  the  deferred  taxes relate to the same tax authority.

The movements in deferred tax assets and liabilities  during  the  year  ended   December 31,  2020 without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

Movements in deferred tax assets:

	Provision	Accrued		Unrealized profit at
	for impairment	expenses	Tax losses	consolidation	Others	Total
As of December 31,2018	385,843	242,370	616,237	169,876	182,370	1,596,696
Business combination under common control	71	270	—	—	5	346
As of January 1, 2019 (Restated)	385,914	242,640	616,237	169,876	182,375	1,597,042
Acquisition of subsidiaries	190	(31)	—	—	7	166
Credit/(charged) to profit or loss	59,218	(33,214)	(40,047)	(521)	(2,955)	(17,519)

As of December 31, 2019	445,322	209,395	576,190	169,355	179,427	1,579,689

As of January 1, 2020	445,322	209,395	576,190	169,355	179,427	1,579,689
Acquisition of subsidiaries	—	—	—	—	36	36
Credit/(charged) to profit or loss	65,196	(99,810)	(105,811)	56,731	51,116	(32,578)
As of December 31, 2020	510,518	109,585	470,379	226,086	230,579	1,547,147

Movements in deferred tax liabilities:

				Fair value
		Fair value	Depreciation	adjustments arising
	Interest	changes of	and	from acquisition of
	capitalization	financial assets	amortization	subsidiaries	total
As of January 1, 2019	43,832	5,606	32,489	1,784,919	1,866,846
Exchange realignment	—	—	—	416	416
Credited to other comprehensive income	—	14,642	—	—	14,642
Charged to profit or loss	(5,825)	(12,517)	(8,616)	(85,247)	(112,205)

As of December 31, 2019	38,007	7,731	23,873	1,700,088	1,769,699

As of January 1, 2020	38,007	7,731	23,873	1,700,088	1,769,699
Exchange realignment	—	—	—	(1,406)	(1,406)
Charged to other comprehensive income	—	(3,066)	—	—	(3,066)
Acquisition of subsidiaries	—	—	—	1,274	1,274
Credited/(charged) to profit or loss	(12,167)	4,235	13,234	(268,804)	(263,502)

As of December 31, 2020	25,840	8,900	37,107	1,431,152	1,502,999

The temporary differences associated with investments in the Group’s associates and joint ventures, for which a deferred tax liability has not been recognized in the periods presented, aggregate to RMB317 million (2019: RMB827 million), considering dividends from investments in associates and joint ventures are exempted from the PRC income tax and the Group has no plan to dispose any of these investees in the foreseeable future.

For presentation purposes, certain deferred tax assets and liabilities have been offset in the consolidated statement of financial position. The following is an analysis of the deferred tax balances of the Group for financial reporting purposes:

	December 31,	December 31,
	2020	2019
		(Restated)
Net deferred tax assets	1,481,235	1,522,729

Net deferred tax liabilities	1,437,087	1,712,739

As of December 31, 2020, the Group has not recognized deferred tax assets of RMB1,514 million (December 31, 2019: RMB1,467 million) in respect of accumulated tax losses amounting to RMB6,593 million (December 31, 2019: RMB6,210 million) arising in Mainland China that can be carried forward for offsetting against future taxable income, and deferred tax assets of RMB2,032 million (December 31, 2019: RMB2,287 million) in respect of deductible temporary differences amounting to RMB8,848 million (December 31, 2019: RMB9,160 million) as it was considered not probable that those assets would be realized.

As of December 31, 2020, the expiry profile of these tax losses not recognized for deferred tax assets was analysed as follows:

	December 31,	December 31,
	2020	2019

Expiring in
2020	—	690,646
2021	213,992	958,188
2022	795,012	1,211,002
2023	882,156	997,376
2024	2,110,447	2,353,070
2025	2,591,903	—

	6,593,510	6,210,282